Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities:
Net income (loss)	$ (978)	$ (293)	$ 467
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation of property, plant and equipment	159	209	162
Amortization of operating lease right-of-use assets	599	932	935
Expected credit loss provision	(513)	504	52
Write-down of inventories	86	67	89
Impairment of property, plant and equipment	335
Impairment of operating lease right of use assets	527
Gain on disposal of property, plant and equipment	(16)	(7)	(14)
Share-based compensation expenses	58	89	87
Changes in operating assets and liabilities:
Accounts receivable	1,133	(145)	(1,346)
Deferred tax	(107)	(12)	(435)
Inventories	(272)	794	(167)
Prepaid expenses and other current assets	46	93	(276)
Accounts payable	36	148	153
Accrued expenses and other current liabilities	(118)	(461)	190
Operating lease liabilities	(527)	(888)	(871)
Income tax payable	(59)	(11)	541
Income tax recoverable	3	4	(7)
Long-term accrued expenses	23	17
Long-term deposits		(231)	276
Net cash (used in) provided by operating activities	415	809	(164)
Cash flows from investing activities:
(Placement)/Withdrawal of time deposits		1,075	(1,075)
Disposal of a subsidiary		0
Purchase of property, plant and equipment	(118)	(92)	(134)
Proceeds from disposal of property, plant and equipment	16	8	14
Net cash (used in) provided by investing activities	(102)	991	(1,195)
Cash flows from financing activities:
Shares issued	0	1	0
Share options exercised	59	98	20
Cash dividends paid	(616)	(1,019)	(569)
Net cash used in financing activities	(557)	(920)	(549)
Net (decrease) increase in cash and cash equivalents	(244)	880	(1,908)
Cash and cash equivalents at the beginning of year	6,952	6,010	7,757
Effect of exchange rate changes on cash and cash equivalents	(107)	62	161
Cash and cash equivalents at the end of year	6,601	6,952	6,010
Supplemental disclosure of cash flow information:
Income taxes	$ 3	$ (1)	$ 2